Strategic Agreements With World Ventures Holdings	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Strategic Agreements With World Ventures Holdings [Abstract]
STRATEGIC AGREEMENTS WITH WORLD VENTURES HOLDINGS

Note 6 – Strategic Agreements with world ventures holdings

The Company is a party to a Master Product Development Agreement with WVH, a related party. During the nine and three months ended September 30, 2017, the Company recorded revenue of $7,057,032 and $767,751, respectively related to WVH. At September 30, 2017, the Company’s accounts receivable balance included $1,893,662 due from WVH.

NOTE 9 – STRATEGIC AGREEMENTS WITH WORLD VENTURES HOLDINGS

On December 31, 2015, we entered into a Master Product Development Agreement (the “Development Agreement”) with World Ventures Holdings, LLC (“WVH”). The Development Agreement commenced on December 31, 2015, and has an initial term of two (2) years (the “Initial Term”). Thereafter, the Development Agreement will automatically renew for additional successive one (1) year terms (each a “Renewal Term”) unless and until WVH provides written notice of non-renewal at least thirty (30) days prior to the end of the Initial Term or then-current Renewal Term. Each Renewal Term will commence immediately on expiration of the Initial Term or preceding Renewal Term. The Development Agreement may also be terminated earlier pursuant to certain conditions.

In connection with the Development Agreement, on December 31, 2015, the Company entered into a securities purchase agreement (the “WVH Purchase Agreement”) with WVH providing for the issuance and sale by the Company of 1,005,000 shares (the “WVH Shares”) of Common Stock and a common stock purchase warrant (the “WVH Warrant”) to purchase 251,250 shares (the “WVH Warrant Shares”) of Common Stock, for an aggregate purchase price of $2,000,000. The WVH Warrant is initially exercisable on the five (5) month anniversary of the issuance date at an exercise price equal to $7.50 per share and has a term of exercise equal to two (2) years and seven (7) months from the date on which first exercisable. On April 28, 2016, the exercise price of the WVH Warrant was modified to $4.00.

Pursuant to the Development Agreement, WVH retained the Company to design, develop and manufacture a series of Proprietary Products (as defined in the Development Agreement) for distribution through WVH’s network of sales representatives, members, consumers, employees, contractors or affiliates. In conjunction with the Development Agreement, the Company and WVH contractually agreed to dedicate $1,500,000 of the $2,000,000 in total proceeds received by the Company to the development and manufacture of the product for WVH. In addition, any expenditure of the $1,500,000 in proceeds is restricted in that the Company will need prior approval from WVH on a monthly basis in order to fund the estimated expenditures needed for the development of the product for WVH from the $1,500,000. Accordingly, the $1,500,000 is included in the restricted cash balance on the accompanying Balance Sheet at December 31, 2015. During the twelve months ended December 31, 2016, the Company used the entire $1,500,000 in restricted cash received from WVH on December 31, 2015 for the design and development of products specifically for WVH. The expenses related to the design and development of products for WVH during the twelve months ended December 31, 2016 are included in research and development expenses. During the twelve months ended December 31, 2016, the Company received deposits totaling $6,068,894 from WVH against initial purchase orders received from WVH. The deposits received from WVH are included in the consolidated balance sheet line item labeled customer deposits as of December 31, 2016. During the year ended December 31, 2016, the Company recorded revenue of $1,357,413 related to WVH. At December 31, 2016, the Company’s accounts receivable balance included $621,724 due from WVH.